Derivative Financial Instruments (Schedule of Changes in Fair Value of Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	$ (12)		$ (24)		$ (31)
Gain (loss) recognized in Earnings (loss)	(26)		(43)		(35)
Tax expense recognized in Other comprehensive income (loss)	10	[1]	6	[1]	5	[1]
Foreign Currency Forwards and Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	0		0		0
Equity Method Investments' Derivative Activity [Member]
Derivative [Line Items]
Gain (loss) associated with equity method investments' derivative	2		2		5
Interest Rate Swaps [Member]
Derivative [Line Items]
Tax expense recognized in Other comprehensive income (loss)	3		10		15
Interest Rate Swaps [Member] | Derivatives Designated as Cash Flow Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	(12)	[2]	(24)	[3]	(31)	[4]
Interest Rate Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	0		0		0
Gain (loss) recognized in Earnings (loss)	(5)	[5]	0		0
Interest Expense [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Cash Flow Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Earnings (loss)	(15)	[6]	(59)	[6]	(68)	[6]
Foreign Currency Gain (Loss) [Member] | Foreign Currency Forwards and Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Earnings (loss)	$ (6)	[7]	$ 16	[7]	$ 33	[7]

[1]	As Adjusted (Note 2)
[2]	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).
[3]	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).
[4]	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).
[5]	Included in Interest expense in the consolidated statements of operations.
[6]	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.
[7]	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.